T. ROWE PRICE Maryland Tax-Free Bond Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.3%
DISTRICT OF COLUMBIA  2.2%
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  1,370 1,079
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  4,005 3,821
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,417
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/15/53  15,515 16,897
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  13,125 14,580
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  8,145 8,327
50,121
MARYLAND  92.4%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,945
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 2,009
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,058
Annapolis, Series A, GO, 5.00%, 8/1/43  490 531
Annapolis, Series A, GO, 5.00%, 8/1/46  565 608
Annapolis, Series A, GO, 5.00%, 8/1/48  625 668
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 3,027
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,244
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 4.90%, 7/1/30  2,620 2,612
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 5.125%, 7/1/36  3,315 3,316
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 5.25%, 7/1/44  7,300 7,300
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/24  470 470
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/25  395 395
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,222
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,555 2,556
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,970 4,971
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,423
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 5,113

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/47  9,230 8,931
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  8,500 8,147
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/37  1,100 1,118
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,056
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,151
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,701
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41  5,475 6,117
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41  3,105 3,146
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,468
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  4,125 4,215
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,662
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,397
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,942
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,364
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,774
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/50  1,220 1,327
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,469
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37  6,480 6,777
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 2,005
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/35  1,445 1,462
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/37  1,805 1,859
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/39  1,125 1,155
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  12,345 12,452

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  2,425 2,721
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/40  2,125 2,179
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,715
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,705
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/42  3,105 3,144
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,132
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/45  12,925 13,012
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/46  5,375 5,479
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/47  2,195 2,386
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/49  1,555 1,695
Anne Arundel County, Consolidated Water & Sewer,
Series 2017, GO, 5.00%, 10/1/38  2,125 2,185
Anne Arundel County, Consolidated Water & Sewer,
Series 2020, GO, 5.00%, 10/1/38  2,470 2,654
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,148
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,415
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 11,066
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 7,743
Baltimore County, GO, 4.00%, 3/1/39  3,025 3,069
Baltimore County, GO, 4.00%, 3/1/40  3,580 3,608
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,641
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,321
Baltimore County, Consolidated Public Improvement, GO,
4.00%, 2/1/34  7,750 7,607
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41  4,255 4,260
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44  8,400 8,409
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  10,000 10,139

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 612
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,645
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,799
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  10,920 11,833
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/49  4,280 4,629
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  37,775 40,628
Baltimore County, Oak Crest Village, 4.00%, 1/1/38  845 811
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,545
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 9,032
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,067
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,167
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,339
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,047
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,584
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 7,420
Baltimore County, Riverwood Village, 4.00%, 1/1/34  265 261
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,047
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,745 9,719
Baltimore County, Riverwood Village, 4.00%, 1/1/50  9,965 8,678
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 489
Baltimore, Center/West Dev., Series A, 5.375%, 6/1/36  1,000 1,006
Baltimore, Center/West Dev., Series A, 5.50%, 6/1/43  1,450 1,454
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 590
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 375
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 520
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,216
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 931
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 515
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 415
Baltimore, Harbor Point Project, 4.50%, 6/1/33  800 781
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 1,984
Baltimore, Harbor Point Project, 4.875%, 6/1/42  2,490 2,421
Baltimore, Harbor Point Project, 5.00%, 6/1/36  3,800 3,781
Baltimore, Harbor Point Project, 5.00%, 6/1/51  6,700 6,467
Baltimore, Harbor Point Project, 5.125%, 6/1/43  11,230 10,949
Baltimore, Harbor Point Project, Series A, 3.20%, 6/1/30 (1) 200 178
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (1) 220 195

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (1) 250 221
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (1) 270 234
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (1) 1,400 1,153
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (1) 4,000 3,195
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (1) 325 279
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (1) 650 538
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (1) 1,020 821
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (2)(3) 250 256
Brunswick, Brunswick Crossing Special Taxing Dist., 3.00%,
7/1/24  495 494
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  960 922
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,548 1,556
Charles County, Consolidated Public Improvement, GO, 4.50%,
10/1/52  3,145 3,173
Frederick County, Public Facilities Project, Series A, GO,
1.625%, 10/1/35  7,295 5,313
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/39  9,330 6,468
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,735
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 4,110
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/31  4,375 4,377
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  1,990 1,979
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,810 1,798
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,995 1,981
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  1,595 1,575
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,200 1,175
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  580 551
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,150 1,082
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/25  1,000 1,011
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,550 1,598
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,640 2,752

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,540 2,666
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (1) 5,940 5,122
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,611
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,190 1,205
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,140 10,219
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  2,610 2,623
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,170
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,243
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 4,914
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  9,395 8,827
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,096
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,075
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 780
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 571
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,591
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  5,000 5,091
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 10,131
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (1) 425 414
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (1) 1,250 1,178
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (1) 1,000 928
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (1) 2,950 2,645
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,000 756
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (4) 2,000 2,003
Maryland CDA, 4.65%, 9/1/37  6,000 6,118
Maryland CDA, 4.95%, 9/1/42  4,500 4,607
Maryland CDA, 6.00%, 3/1/53  6,735 7,102
Maryland CDA, Series A, 3.00%, 9/1/51  12,040 11,607

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,385
Maryland CDA, Series A, 3.75%, 3/1/50  10,140 9,957
Maryland CDA, Series A, 4.50%, 9/1/48  5,515 5,512
Maryland CDA, Series A, 5.00%, 9/1/52  4,605 4,648
Maryland CDA, Series B, 3.00%, 9/1/51  30,560 29,278
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 8,409
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,172
Maryland CDA, Series B, 4.50%, 9/1/48 (4) 4,915 4,860
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,550
Maryland CDA, Series C, 3.50%, 3/1/50  5,750 5,627
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,167
Maryland CDA, Series C, 5.00%, 9/1/26  375 384
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,141
Maryland CDA, Series C, 5.00%, 3/1/30  740 773
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,570
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,654
Maryland CDA, Series C, 5.75%, 9/1/54  6,195 6,511
Maryland CDA, Series F, 5.00%, 7/1/48  980 980
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,231
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,606
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,952
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,497
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  12,225 13,445
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,465
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,121
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,154
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,243
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,365
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,223
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 483
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 496
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,256

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,091
Maryland DOT, 3.00%, 5/1/31  500 472
Maryland DOT, 3.00%, 10/1/34  10,775 9,903
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,293
Maryland DOT, Series B, 4.00%, 8/1/37 (4) 1,500 1,461
Maryland DOT, Series B, 4.00%, 8/1/38 (4) 1,500 1,455
Maryland DOT, Series B, 4.00%, 8/1/39 (4) 4,180 4,028
Maryland DOT, Series B, 4.00%, 8/1/40 (4) 5,925 5,646
Maryland DOT, Series B, 4.00%, 8/1/41 (4) 1,600 1,528
Maryland DOT, Series B, 4.00%, 8/1/51 (4) 38,665 34,360
Maryland DOT, Series B, 5.00%, 8/1/31 (4) 1,125 1,199
Maryland DOT, Series B, 5.00%, 8/1/32 (4) 1,420 1,515
Maryland DOT, Series B, 5.00%, 8/1/46 (4) 21,025 21,688
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (4) 3,205 3,011
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (4) 4,800 4,289
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/24 (4) 325 325
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (4) 510 513
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (4) 690 698
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (4) 375 385
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (4) 385 399
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,390 4,647
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 4,125
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 6,186
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  1,185 1,224
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,508
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 775
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 801
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 827

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 858
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 791
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 733
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 248
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,255 2,949
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  12,335 10,400
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  515 517
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (1) 1,680 1,696
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (1) 2,000 2,016
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 12,880
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  10,000 10,128
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,055 5,568
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  4,850 4,282
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/24  1,225 1,225
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,295
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 609
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 681
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 505
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 841
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,144
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,050
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,903
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,622

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 11,992
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  18,960 18,856
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 310
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 709
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 623
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 536
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 582
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,297
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 8,961
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  8,000 8,617
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (4) 1,405 1,419
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (4) 415 428
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (4) 1,750 1,794
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (4) 2,850 2,911
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (4) 2,500 2,553
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (4) 1,610 1,660
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (4) 4,000 4,104
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (4) 37,815 38,711
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  770 770
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,000 1,000
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (4) 6,400 6,514
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (4) 18,305 18,531

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24  465 465
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 403
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,495 1,496
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 179
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,776
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 331
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 381
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 329
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,136
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,000
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 189
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 219
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  1,445 1,445
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,004
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 519
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,573
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 5,036
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,854
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,820 9,153
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (5) 420 420
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (5) 470 471
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (5) 505 507
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (5) 800 817
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (5) 525 536
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (5) 560 571
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (5) 1,325 1,353
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (5) 705 720

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/24 (5) 1,700 1,700
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/25 (5) 2,010 2,014
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (5) 1,815 1,822
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (5) 2,280 2,327
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (5) 3,405 3,471
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (5) 3,100 3,161
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (5) 3,930 4,010
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (5) 3,765 3,842
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (5) 11,075 11,311
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (5) 5,910 5,963
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25  600 597
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/26  635 640
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27  500 504
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/31  2,350 2,369
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/35  3,845 3,871
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/39  3,850 3,859
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  1,600 1,600
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  2,570 2,570
Maryland HHEFA, 4.00%, 7/1/39 (Prerefunded 7/1/24) (6) 2,475 2,475
Maryland HHEFA, 5.875%, 7/1/43 (1) 2,000 2,033
Maryland HHEFA, 6.125%, 7/1/53 (1) 3,745 3,809
Maryland HHEFA, 6.25%, 7/1/63 (1) 6,000 6,110
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 934
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 641
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 916
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 526
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 381

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 592
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 569
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,414
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,577
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  18,660 18,840
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%,
1/1/34  2,565 2,481
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%,
1/1/35  1,840 1,774
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (1) 820 800
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (1) 1,500 1,429
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  280 280
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 794
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 213
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,040
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 551
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,040
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,954
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,843
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  7,100 7,149
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,220
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 615
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  2,835 2,881
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,837
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  1,000 1,004
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,491
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  995 980
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/25  875 879
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/26  1,015 1,023
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,934
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,084

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%,
1/1/37  17,730 17,805
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 10,431
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,419
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  12,575 9,749
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  4,380 4,362
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (1) 285 286
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (1) 1,265 1,257
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (1) 1,800 1,733
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (1) 1,530 1,476
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (3)(7) 6,875 6,978
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (7) 1,505 1,516
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,034
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (7) 490 494
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 18,252
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,591
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,000 940
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 2,022
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,087
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,239
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,203
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,045
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,049
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 480
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,210
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,366
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 436
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 501
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 596
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  5,000 4,912
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24  500 501
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/49  3,860 3,961

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/24  700 700
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42  4,935 4,383
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/24  250 250
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/25  100 101
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/26  225 228
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/27  850 861
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/28  650 658
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/29  925 925
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/30  1,020 1,034
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/31  680 689
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/32  890 901
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/33  300 304
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/34  1,005 1,005
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/35  275 278
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/36  650 657
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/42  3,000 3,009
Maryland HHEFA, Maryland Institute College of Art,
Series 2017, 5.00%, 6/1/25  260 262
Maryland HHEFA, Maryland Institute College of Art,
Series 2017, 5.00%, 6/1/28  300 304
Maryland HHEFA, Maryland Institute College of Art,
Series 2017, 5.00%, 6/1/29  315 319
Maryland HHEFA, Maryland Institute College of Art,
Series 2017, 5.00%, 6/1/34  1,330 1,345
Maryland HHEFA, Maryland Institute College of Art,
Series 2017, 5.00%, 6/1/36  575 581
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (5) 8,270 9,257
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (7) 16,995 18,760

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,117
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 905
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  5,225 5,246
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  13,840 12,942
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,006
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,045
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,841
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  3,870 3,941
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  17,145 17,361
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  1,765 1,722
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31  5,615 5,619
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,002
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,520 10,527
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,852
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,012
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,216
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,500 1,520
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  6,845 6,899
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  1,010 990
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/24  1,875 1,876
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,038
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,009
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  19,875 19,949
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  32,035 32,080
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  3,410 3,114
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 916
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,618
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  350 331
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,965 2,775
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,275
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  650 586
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,226
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,157
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,205 1,249
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,420
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  745 712

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  790 730
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  7,565 6,495
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 10,940
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  10,185 8,504
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 880
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,378
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,950
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,128
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 517
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  5,500 5,091
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 4.00%, 7/1/41  3,760 3,760
Maryland Stadium Auth. Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 3,895
Maryland Stadium Auth. Built to Learn Revenue, Series A,
4.00%, 6/1/47  5,000 4,725
Maryland Stadium Auth. Built to Learn Revenue, Series A,
4.00%, 6/1/52  11,425 10,456
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  41,760 45,026
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 14,756
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,245
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  6,440 4,925
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,464
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/33 (4) 3,250 3,150
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/38 (4) 7,830 7,542
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/24 (4) 2,560 2,560
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/25 (4) 2,690 2,691
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/26 (4) 2,820 2,820

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (4) 2,965 2,965
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (4) 4,615 4,826
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (4) 1,125 1,170
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (4) 2,250 2,340
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2019, 5.00%, 6/1/28 (4) 3,110 3,110
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 7,825
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  11,035 10,295
Maryland, State and Local Facilities, Series A, GO, 4.00%,
3/15/30  10,000 10,108
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 4,751
Montgomery County, Series A, GO, 4.00%, 12/1/35  10,000 9,796
Montgomery County, Series A, GO, 4.00%, 8/1/38  10,070 10,287
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 4,055
Montgomery County, Series E, GO, VRDN, 3.95%, 11/1/37  760 760
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  6,615 6,334
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  840 839
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49 (8) 5,000 4,993
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55 (8) 5,000 4,989
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,815 3,848
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,880 8,357
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  34,785 23,924
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 538
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 529
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 601
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 522
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,195

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 5,812
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 8,982
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 11,789
Montgomery County Housing Opportunities Commission,
Sustainable Bond, Series A, VRDN, 4.00%, 1/1/63  300 300
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,075
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,300
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 2,979
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,740 10,072
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,022
Montgomery County, Trinity Healthcare, Series 2016MD,
5.00%, 12/1/45  5,000 5,043
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/24  930 930
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26  505 498
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 980
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (1) 3,500 3,398
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (1) 1,350 1,338
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/24  1,785 1,786
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,002
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 794
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 527
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,140 5,085
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 501
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 501
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,383
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,522
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  1,000 1,001
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 895
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,471
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,493
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,517
Saint Mary's County, GO, 4.00%, 8/1/39  1,975 1,998
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,056
Saint Mary's County, GO, 4.00%, 8/1/41  1,000 992

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,254
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,395
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,779
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,821
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,251
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 3,910
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 3.95%, 6/1/27  8,600 8,600
Washington Suburban Sanitary Commission, Series B,
VRDN,BAN, 4.00%, 6/1/27  4,000 4,000
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,592
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  5,845 4,682
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 763
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/36  5,000 5,065
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/41  1,450 1,418
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/44  6,595 6,438
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 4,837
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/47  5,260 5,091
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/48  7,500 7,260
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/48  5,000 4,840
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/50  14,325 13,821
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/50  7,000 6,754
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  10,000 9,613
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/52  5,000 4,796
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,288

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/38  12,585 12,896
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,670 1,852
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (6) 3,040 3,042
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40
(Prerefunded 7/1/24) (6) 3,020 3,022
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44
(Prerefunded 7/1/24) (6) 6,570 6,577
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  195 195
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,800 2,801
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,500 2,500
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,645 4,645
2,066,345
PUERTO RICO  4.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 14,304 8,868
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 8,291 5,224
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,088
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,000 1,039
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  343 342
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,796
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 4,924
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  7,717 7,561
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 3,892
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,208 2,045
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,045
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 55 15
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (10)
(11) 4,690 1,231

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/27 (10)(11) 850 223
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/30 (10)(11) 1,925 505
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 85 22
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 210 55
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 270 71
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 1,045 274
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 340 89
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 415 109
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 55 14
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (10)
(11) 1,760 462
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 45 12
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 460 121
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 225 59
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 95 25
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 255 67
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 195 51
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 65 17
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 110 29
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (10)
(11) 1,110 291
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 90 24
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 830 218
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 240 63
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 95 25

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  23,070 22,818
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  14,000 13,954
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,842 13,751
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 3,105
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,200 3,156
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,456
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  4,180 4,153
105,289
Total Investments in Securities  99.3%
(Cost $2,312,771) $ 2,221,755
Other Assets Less Liabilities 0.7% 15,871
Net Assets 100.0% $ 2,237,626
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $47,609 and represents 2.1% of net assets.
(2) Insured by Financial Guaranty Insurance Company
(3) Escrowed to maturity
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by AMBAC Assurance Corporation
(8) When-issued security
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
HHEFA Health & Higher Educational Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Maryland Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F87-054Q1 05/24